Loan Receivable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan receivables from related parties	$ 33,555	$ 209,938
Interest income	1,544	5,819
Write-off of loan receivable	0	111,652
Loan repayments from related parties	261,647	61,625
Finance agreement with FKS, solar power project, Ariztia
Loan receivables from related parties			$ 220,000
Finance agreement with FKS, solar power project, Guanare
Loan receivables from related parties		73,000
Interest income	1,544
Advance to Columbia Capital
Loan receivables from related parties	33,555	136,938
Write-off of loan receivable		$ 111,652
Loan repayments from related parties	$ 10,240